Business combinations - Movement in the Group's previously held interest in Skillaz (Details) - RUB (₽) ₽ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of associates [line items]
Previously held interest at the equity method		₽ 414,621	₽ 272,724
Gain on remeasurement of previously held interest in equity accounted investees		₽ 223,308
Skillaz
Disclosure of associates [line items]
Previously held interest at the equity method	₽ 124,802			₽ 129,666
Share of loss of equity-accounted investees (net of income tax)	(4,864)
Fair value of previously held interest at control acquisition date	348,110
Gain on remeasurement of previously held interest in equity accounted investees	₽ 223,308